Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 73,515	$ 73,538	$ 73,613
Less: accumulated depreciation and amortization	(22,160)	(22,783)	(21,080)
Property and equipment, net	51,355	50,755	52,533
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 65,687	$ 65,695	65,629
Buildings and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Buildings and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	40 years	40 years
Equipment and Computer Related
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,047	$ 5,067	5,139
Equipment and Computer Related | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	2 years	2 years
Equipment and Computer Related | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years	10 years
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,776	$ 2,776	2,776
Construction in Process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5		$ 69